CONDENSED CONSOLIDATED STAMENTS OF STOCKHOLDERS / MEMBERS EQUITY (Unaudited) - USD ($) $ in Thousands	Total	IPO [Member]	Convertible Preferred Units	Members Interest	Members Interest Previously Reported [Member]	Members Interest IPO [Member]	Accumulated Other Comprehensive Loss	Accumulated Other Comprehensive Loss IPO [Member]	Accumulated Deficit	Accumulated Deficit IPO [Member]	Common Stock [Member] Common Class A [Member]	Common Stock [Member] Common Class A [Member] IPO [Member]	Common Stock [Member] Common Class C [Member]	Common Stock [Member] Common Class C [Member] IPO [Member]	Common Stock [Member] Common Class D [Member]	Common Stock [Member] Common Class D [Member] IPO [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] IPO [Member]	Noncontrolling Interest [Member]	Noncontrolling Interest [Member] IPO [Member]
Beginning balance (in units) at Dec. 31, 2021			128,293,508	79,245,283
Beginning balance at Dec. 31, 2021	$ 183,877		$ 209,733	$ 54,793			$ (891)		$ (79,758)
Net loss	(65,466)								(65,466)
Equity-based compensation	8,263			$ 8,263
Foreign currency translation	462						462
Ending balance (in units) at Dec. 31, 2022			128,293,508	79,245,283
Ending balance at Dec. 31, 2022	127,136		$ 209,733	$ 63,056			(429)		(145,224)
Net loss	(23,075)								(23,075)
Equity-based compensation	2,728			$ 2,728
Stock option exercises, shares				55,375
Stock option exercises, value	247			$ 247
Foreign currency translation	148						148
Ending balance (in units) at Mar. 31, 2023			128,293,508	79,300,658
Ending balance at Mar. 31, 2023	107,184		$ 209,733	$ 66,031			(281)		(168,299)
Beginning balance (in units) at Dec. 31, 2022			128,293,508	79,245,283
Beginning balance at Dec. 31, 2022	127,136		$ 209,733	$ 63,056			(429)		(145,224)
Net loss	(31,682)
Net loss	(31,682)
Foreign currency translation	513
Ending balance (in units) at Sep. 30, 2023			128,293,508	79,300,658
Ending balance at Sep. 30, 2023	103,301		$ 209,733	$ 70,390			84		(176,906)
Beginning balance (in units) at Dec. 31, 2022			128,293,508	79,245,283
Beginning balance at Dec. 31, 2022	127,136		$ 209,733	$ 63,056			(429)		(145,224)
Net loss	(28,931)								(28,931)
Equity-based compensation	$ 8,270			$ 8,270
Stock option exercises, shares	55,000			55,375
Stock option exercises, value	$ 247			$ 247
Foreign currency translation	(196)						(196)
Ending balance (in units) at Dec. 31, 2023			128,293,508	79,300,658
Ending balance at Dec. 31, 2023	106,526		$ 209,733	$ 281,306	$ 71,573		(625)		(174,155)
Beginning balance (in units) at Mar. 31, 2023			128,293,508	79,300,658
Beginning balance at Mar. 31, 2023	107,184		$ 209,733	$ 66,031			(281)		(168,299)
Net loss	(15,371)								(15,371)
Equity-based compensation	2,932			$ 2,932
Foreign currency translation	(14)						(14)
Ending balance (in units) at Jun. 30, 2023			128,293,508	79,300,658
Ending balance at Jun. 30, 2023	94,731		$ 209,733	$ 68,963			(295)		(183,670)
Net loss	6,764								6,764
Net loss	6,764
Equity-based compensation	1,427			$ 1,427
Foreign currency translation	379						379
Ending balance (in units) at Sep. 30, 2023			128,293,508	79,300,658
Ending balance at Sep. 30, 2023	103,301		$ 209,733	$ 70,390			84		(176,906)
Beginning balance (in units) at Dec. 31, 2023			128,293,508	79,300,658
Beginning balance at Dec. 31, 2023	106,526		$ 209,733	$ 281,306	71,573		(625)		(174,155)
Net loss	(4,959)								(4,959)
Equity-based compensation	1,113			1,113
Foreign currency translation	(179)						(179)
Ending balance at Mar. 31, 2024	102,501			$ 282,419			(804)		(179,114)
Beginning balance (in units) at Dec. 31, 2023			128,293,508	79,300,658
Beginning balance at Dec. 31, 2023	106,526		$ 209,733	$ 281,306	$ 71,573		(625)		(174,155)
Net loss	(184,752)
Net loss	(262,154)
Foreign currency translation	(31)
Ending balance (in units) at Sep. 30, 2024											28,265,084		74,135,230		132,081,358
Ending balance at Sep. 30, 2024	458,208						(450)		(299,885)		$ 3		$ 7		$ 13		$ 630,354		$ 128,166
Beginning balance at Mar. 31, 2024	102,501			282,419			(804)		(179,114)
Net loss	(7,850)								(7,850)
Equity-based compensation	2,719			2,719
Units issued in connection with acquisition, value	244			244
Foreign currency translation	(96)						(96)
Ending balance at Jun. 30, 2024	97,518			285,382			(900)		(186,964)
Net loss	(1,835)								(1,835)
Equity-based compensation	1,096			1,096
Foreign currency translation	64						64
Ending balance at Jul. 23, 2024	96,843			286,478			(836)		(188,799)
Beginning balance at Jun. 30, 2024	97,518			285,382			(900)		(186,964)
Net loss	(171,943)
Net loss	(249,345)
Foreign currency translation	244
Ending balance (in units) at Sep. 30, 2024											28,265,084		74,135,230		132,081,358
Ending balance at Sep. 30, 2024	458,208						(450)		(299,885)		$ 3		$ 7		$ 13		630,354		128,166
Beginning balance at Jul. 23, 2024	96,843			$ 286,478			(836)		(188,799)
Net loss	(170,108)								(170,108)										(77,402)
Net loss	(247,510)
Equity-based compensation	54,452	$ 204,435															52,259	$ 204,435	2,193
Issuance of Class A common stock sold in initial public offering, net of underwriting discounts, commissions and offering costs, Value		402,530										$ 3						402,527
Issuance of Class A common stock sold in initial public offering, net of underwriting discounts, commissions and offering costs, Shares												27,715,770
Effect of Reorganization Transactions, Value						$ (286,478)								$ 7		$ 13		286,458
Effect of Reorganization Transactions, Shares														74,135,230		132,081,358
Repurchase of LLC Units		56,663																56,663
Allocation of equity to non-controlling interests								$ 261		$ 59,022								(262,603)		$ 203,320
Stock option exercises, shares											90,084	459,230
Stock option exercises, value	690	$ 3,251															690	$ 3,251
Foreign currency translation	180						125												55
Ending balance (in units) at Sep. 30, 2024											28,265,084		74,135,230		132,081,358
Ending balance at Sep. 30, 2024	$ 458,208						$ (450)		$ (299,885)		$ 3		$ 7		$ 13		$ 630,354		$ 128,166